Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2017
Entity Registrant Name	dei_EntityRegistrantName	VIRTUS OPPORTUNITIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001005020
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2018
Prospectus Date	rr_ProspectusDate	Jan. 29, 2018
Virtus Newfleet Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVAX
Virtus Newfleet Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVCX
Virtus Newfleet Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAVYX
Virtus Newfleet Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFRX
Virtus Newfleet Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VBFTX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NAMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NCMFX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMFIX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMFRX
Virtus Newfleet Multi-Sector Intermediate Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMFTX
Virtus Newfleet Senior Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFRX
Virtus Newfleet Senior Floating Rate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFSRX
Virtus Newfleet Senior Floating Rate Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSFIX
Virtus Newfleet Senior Floating Rate Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRSFX
Virtus Newfleet Senior Floating Rate Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTFRX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSAX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGSCX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VGISX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRGEX
Virtus Duff & Phelps Global Real Estate Securities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VTGRX
Virtus Duff & Phelps Real Estate Securities Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRAX
Virtus Duff & Phelps Real Estate Securities Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRCX
Virtus Duff & Phelps Real Estate Securities Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHRIX
Virtus Duff & Phelps Real Estate Securities Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VRREX
Virtus Duff & Phelps Real Estate Securities Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VXREX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	NARAX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSTCX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class C1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMSTX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIMSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMSSX
Virtus Newfleet Multi-Sector Short Term Bond Fund | Class T
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VSSTX